Financial Risk Management Objectives and Policies - Gains and Losses from Cash Flow Hedges (Details) € in Thousands	12 Months Ended
Sep. 30, 2024 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Recognized in equity	€ 345
Due to early discontinuation of the hedging relationship	549
Due to realization of the hedged item	€ 1,224